IncomeTax Expenses (DETAILS) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006
IncomeTax Expenses Details
Net operating loss carry forwards	$ 133,098	$ 18,582	$ 21,202	$ 35,459	$ 39,475	$ 1,678
Estimated tax benefit from net operating loss	39,929	5,575	6,361	10,638	11,842	503
Valuation allowance	(39,929)	(5,575)	(6,361)	(10,638)	(11,842)	(503)
Net tax benefit	0	0	0	0	0	0
Total Net operating loss carry forwards	258,011
Total Estimated tax benefit from net operating loss	77,403
Total Valuation allowance	(77,403)
Total Net tax benefit	$ 0
Operating Loss Carry forwards Expiration Dates	2,032	2,031	2,030	2,029	2,028	2,026